Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jun. 01, 2023 CNY (¥)	May 01, 2021 CNY (¥)	Mar. 01, 2021 CNY (¥)	Jul. 01, 2020 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 29, 2024 USD ($)	Jun. 01, 2023 USD ($)
Business Acquisition [Line Items]
Goodwill					¥ 1,125				$ 156
Net loss (income) for the year					¥ 2,775	$ 386	¥ (33,488)	¥ (118,732)
Bridge Club
Business Acquisition [Line Items]
Date of acquisition agreement			Mar. 01, 2021	Jul. 01, 2020
Percentage of equity interest attributed to the Group			30.00%	40.00%
Equity interest payment of cash consideration			¥ 600	¥ 200
Goodwill				589
Non-controlling interests acquired				¥ 11
Four Seasons Online Education (Cayman) Inc. ("FSOL")
Business Acquisition [Line Items]
Date of acquisition agreement		May 01, 2021
Equity interest payment of cash consideration		¥ 0
Goodwill		4,751
Fair value of net liabilities acquired		¥ 4,751
Shanghai Zihua
Business Acquisition [Line Items]
Percentage of equity interest attributed to the Group invested	23.80%									23.80%
Percentage of equity interest attributed to the Group	31.20%									31.20%
Equity interest payment of cash consideration	¥ 2,500
Goodwill	1,125									$ 156
Non-controlling interests acquired	¥ 1,125									$ 156